Acquisitions and Acquisition-Related Items	12 Months Ended
Apr. 29, 2011
Acquisitions [Abstract]
Acquisitions and Acquisition-Related Items

4. Acquisitions and Acquisition-Related Items

The Company had various acquisitions and other acquisition-related activity during fiscal years 2011, 2010, and 2009. Certain acquisitions were accounted for as business combinations as noted below. In accordance with authoritative guidance on business combination accounting, the assets and liabilities of the company acquired were recorded as of the acquisition date, at their respective fair values, and consolidated with the Company. The purchase price allocation is based on estimates of the fair value of assets acquired and liabilities assumed. The pro forma impact of these acquisitions was not significant, individually or in the aggregate, to the results of the Company for the fiscal years ended April 29, 2011, April 30, 2010, or April 24, 2009. The results of operations related to each company acquired have been included in the Company's consolidated statements of earnings since the date each company was acquired.

Fiscal Year 2011

Jolife AB

       On February 25, 2011, the Company acquired Jolife AB (Jolife), a privately-held company. Jolife develops, manufactures, and markets the LUCAS Chest Compression System together with complementary technologies. Prior to the acquisition, the Company distributed a large portion of Jolife's product. Total consideration for the transaction was approximately $53 million. In connection with the acquisition of Jolife, the Company acquired $46 million of technology-based intangible assets that had an estimated useful life of 10 years at the time of acquisition, $11 million of net tangible liabilities, and $18 million of goodwill. The goodwill is not deductible for tax purposes. The Company has accounted for the acquisition of Jolife as a business combination.

Ardian, Inc.

On January 13, 2011, the Company acquired Ardian, Inc. (Ardian), a privately-held company. The Company had previously invested in Ardian and held an 11.3 percent ownership position prior to the acquisition. Ardian develops catheter-based therapies to treat uncontrolled hypertension and related conditions. Total consideration for the transaction was $1.020 billion, which includes the estimated fair value of revenue-based contingent consideration of $212 million. The terms of the transaction included an up-front cash payment of $717 million, excluding the Company's pro-rata share in Ardian, plus potential future commercial milestone payments equal to the annual revenue growth beginning in fiscal year 2012 through the end of the Company's fiscal year 2015. Based upon the acquisition valuation, the Company acquired $55 million of technology-based intangible assets that had an estimated useful life of 12 years at the time of acquisition, $191 million of IPR&D, $33 million of net liabilities, and $807 million of goodwill. The value attributable to IPR&D has been capitalized as an indefinite-lived intangible asset. The IPR&D primarily relates to the future launch of Ardian's Simplicity Catheter System into the U.S. and Japan markets. Development costs needed to complete the project, estimated to be approximately $50 million, will be expensed as incurred. The goodwill is not deductible for tax purposes.

The Company has accounted for the acquisition of Ardian as a business combination. The purchase price has been allocated as follows:

(in millions)
Current assets	$12
Property, plant, and equipment	1
IPR&D	191
Other intangible assets	55
Goodwill	807
Total assets acquired	1,066

Current liabilities	10
Long-term deferred tax liabilities, net	36
Total liabilities assumed	46
Net assets acquired	$1,020

Osteotech, Inc.

On November 16, 2010, the Company acquired Osteotech, Inc. (Osteotech). Osteotech develops innovative biologic products for regenerative medicine. Under the terms of the agreement, Osteotech shareholders received $6.50 per share in cash for each share of Osteotech common stock that they owned. Total consideration for the transaction was $123 million. Based upon the acquisition valuation, the Company acquired $46 million of technology-based intangible assets that had an estimated useful life of nine years at the time of acquisition, $1 million of IPR&D, $57 million of net tangible assets, and $19 million of goodwill. The value attributable to IPR&D has been capitalized as an indefinite-lived intangible asset. The goodwill is not deductible for tax purposes.

The Company has accounted for the acquisition of Osteotech as a business combination. The purchase price has been allocated as follows:

(in millions)
Current assets	$34
Property, plant, and equipment	21
IPR&D	1
Other intangible assets	46
Goodwill	19
Inventory	41
Other long-term assets	3
Total assets acquired	165

Current liabilities	19
Other long-term liabilities	15
Long-term deferred tax liabilities, net	8
Total liabilities assumed	42
Net assets acquired	$123

ATS Medical, Inc.

On August 12, 2010, the Company acquired ATS Medical, Inc. (ATS Medical).  ATS Medical is a leading developer, manufacturer, and marketer of products and services focused on cardiac surgery, including heart valves and surgical cryoablation technology. Under the terms of the agreement, ATS Medical shareholders received $4.00 per share in cash for each share of ATS Medical common stock that they owned. Total consideration for the transaction was $394 million, which includes $30 million of ATS Medical debt and acquired contingent consideration of $10 million. In connection with the acquisition, the Company acquired $101 million of technology-based intangible assets that had an estimated useful life of 11 years at the time of acquisition, $6 million of IPR&D, $78 million of net tangible assets, and $209 million of goodwill. The value attributable to IPR&D has been capitalized as an indefinite-lived intangible asset. The goodwill is not deductible for tax purposes.

The Company has accounted for the acquisition of ATS Medical as a business combination. The purchase price has been allocated as follows:

(in millions)
Current assets	$51
Property, plant, and equipment	7
IPR&D	6
Other intangible assets	101
Goodwill	209
Long-term deferred tax assets, net	34
Total assets acquired	408

Current liabilities	14
Total liabilities assumed	14
Net assets acquired	$394

Axon Surgical

On June 2, 2010, the Company acquired substantially all of the assets of Axon Surgical (Axon), a privately-held company. Prior to the acquisition, the Company distributed a large portion of Axon's products. The agreement will allow the Company to bring to market the next generation of surgeon-directed and professionally supported spinal neuromonitoring technology and expand the availability of this technology. Total consideration for the transaction, net of cash acquired, was $62 million, which includes the settlement of existing Axon debt. In connection with the acquisition of Axon, the Company acquired $41 million of technology-based intangible assets that had an estimated useful life of 10 years at the time of acquisition, $5 million of tangible assets, and $16 million of goodwill. The goodwill is deductible for tax purposes. The Company has accounted for the acquisition of Axon as a business combination.

Other Acquisitions and Acquisition-Related Items

On September 14, 2010, the Company acquired a developer of vascular suturing products used in connection with cardiovascular and vascular procedures that require a puncture or incision to the artery. The terms of the transaction included an up-front payment of $15 million and additional payments of up to $10 million contingent upon achievement of certain milestones. Total consideration for the transaction was valued at approximately $21 million, which includes the estimated fair value of additional milestone-based contingent consideration of $6 million. The Company has accounted for this acquisition as a business combination.

During fiscal year 2011, the Company incurred a $15 million IPR&D charge related to two asset purchases in the CardioVascular and Surgical Technologies businesses. The Company also incurred a $15 million IPR&D charge related to a milestone payment under the existing terms of a royalty-bearing, non-exclusive patent cross-licensing agreement with NeuroPace, Inc. Product commercialization related to this technology had not yet been achieved. As a result, in accordance with authoritative guidance, the payments for these transactions were immediately expensed as IPR&D since technological feasibility had not yet been reached and such technology has no future alternative use. These amounts are included within acquisition-related items in the consolidated statement of earnings.

In connection with the Ardian acquisition, the Company recognized a gain of $85 million on its previously held investment and incurred approximately $10 million of certain acquisition-related costs, which include banker fees and other professional service fees, which were recorded within acquisition-related items in the consolidated statement of earnings.

In connection with acquisitions of ATS Medical and Osteotech, the Company began to assess and formulate a plan for the elimination of duplicative positions and the termination of certain contractual obligations. As a result, the Company incurred approximately $24 million and $21 million, respectively, of certain acquisition-related costs, which include legal fees and severance costs, change in control costs, and contract termination costs, which were recorded within acquisition-related items in the consolidated statement of earnings.

Fiscal Year 2010

Invatec S.p.A.

In April 2010, the Company acquired privately-held Invatec S.p.A. (Invatec), a developer of innovative medical technologies for the interventional treatment of cardiovascular disease, and two affiliated companies. Invatec's two affiliated companies are Fogazzi, which provides polymer technology to Invatec; and Krauth Cardiovascular, which distributes Invatec products in Germany. Under the terms of the agreement, the transaction included an initial up-front payment of $350 million, which includes the assumption and settlement of existing Invatec debt. The agreement also includes potential additional payments of up to $150 million contingent upon achievement of certain milestones. Total consideration for the transaction was valued at approximately $468 million, which includes the $350 million up-front payment plus the estimated fair value of additional milestone-based contingent consideration of $118 million.

The potential contingent payments consist of up to $75 million upon reaching a revenue milestone in fiscal year 2011 and up to $75 million upon reaching a product development milestone by fiscal year 2013. The Company has recorded, as of the acquisition date, the estimated fair value of the contingent milestone payments of $118 million as a component of the consideration transferred as part of the acquisition of Invatec.

In connection with the acquisition of Invatec, the Company acquired $228 million of technology-based intangible assets with an estimated useful life of 12 years. Also as part of the acquisition, the Company recorded $114 million and $161 million of IPR&D and goodwill, respectively. The value attributable to IPR&D has been capitalized as an indefinite-lived intangible asset. The IPR&D primarily relates to the future launch of Invatec's drug-eluting balloons into the U.S. market. Development costs incurred on the project, estimated to be approximately $44 million, will be expensed as incurred. The establishment of goodwill was primarily due to the expected revenue growth that is attributable to increased market penetration from future products and customers. The goodwill is not deductible for tax purposes.

The Company has accounted for the acquisition of Invatec as a business combination. The purchase price has been allocated as follows:

(in millions)
Current assets	$77
Property, plant, and equipment	32
IPR&D	114
Other intangible assets	228
Goodwill	161
Other assets	1
Total assets acquired	613

Current liabilities	46
Long-term deferred tax liabilities, net	99
Total liabilities assumed	145
Net assets acquired	$468

Other Acquisitions and Acquisition-Related Items

In connection with the acquisition of Invatec, the Company began to assess and formulate a plan for the elimination of duplicative positions and the termination of certain contractual obligations. As a result, the Company incurred approximately $12 million of acquisition-related costs in fiscal year 2010. In February 2010, the Company recorded an IPR&D charge of $11 million related to the asset acquisition of Arbor Surgical Technologies, Inc.'s bovine pericardial heart valve technology. These amounts were recorded within acquisition-related items in the consolidated statement of earnings.

In August 2009, the Company acquired certain intangible assets related to the distribution of coronary products within the CardioVascular Japan business. In connection with the acquisition, the Company recorded $29 million of intangible assets with an estimated useful life of five years.

Fiscal Year 2009

CoreValve, Inc.

In April 2009, the Company acquired CoreValve Inc. (CoreValve), a privately-held company. Under the terms of the agreement announced in February 2009, the transaction included an initial up-front payment, including direct acquisition costs, of $700 million plus potential additional payments contingent upon achievement of certain clinical and revenue milestones. CoreValve develops percutaneous, catheter-based transfemoral aortic valve replacement products that are approved in certain markets outside the U.S.

In connection with the acquisition of CoreValve, the Company acquired $291 million of technology-based intangible assets with an estimated useful life of 12 years. Also as part of the acquisition, the Company recorded $123 million and $424 million of IPR&D and goodwill, respectively. The IPR&D was expensed on the date of acquisition and primarily relates to the future launch of CoreValve's catheter-based transfemoral aortic valve into the U.S. market. For purposes of valuing the acquired IPR&D, the Company estimated total costs to complete of approximately $80 million at the time of acquisition. The establishment of goodwill was primarily due to the expected revenue growth that is attributable to increased market penetration from future products and customers. The goodwill is not deductible for tax purposes.

The Company has accounted for the acquisition of CoreValve as a business combination. The purchase price has been allocated as follows:

(in millions)
Current assets	$20
Property, plant, and equipment	7
IPR&D	123
Other intangible assets	291
Goodwill	424
Total assets acquired	865

Current liabilities	65
Long-term deferred tax liabilities	100
Total liabilities assumed	165
Net assets acquired	$700

In connection with the acquisition, the Company began to assess and formulate a plan for the elimination of duplicative positions and the termination of certain contractual obligations. The purchase accounting liabilities recorded in connection with these activities was approximately $39 million. As of April 30, 2010, these purchase accounting liabilities have been fully utilized.

Ablation Frontiers, Inc.

In February 2009, the Company acquired Ablation Frontiers, Inc. (Ablation Frontiers), a privately-held company. Under the terms of the agreement announced in January 2009, the transaction included an initial up-front payment of $225 million plus potential additional payments contingent upon achievement of certain clinical and revenue milestones. Total consideration for the transaction was approximately $235 million including the assumption and settlement of existing Ablation Frontiers debt and payment of direct acquisition costs. Ablation Frontiers develops radio frequency (RF) ablation solutions for treatment of atrial fibrillation. Ablation Frontiers' system of ablation catheters with a RF generator is currently approved in certain markets outside the U.S.

In connection with the acquisition of Ablation Frontiers, the Company acquired $63 million of technology-based intangible assets with an estimated useful life of 11 years. Also as part of the acquisition, the Company recorded $97 million and $107 million of IPR&D and goodwill, respectively. The IPR&D was expensed on the date of acquisition and primarily relates to the future launch of Ablation Frontiers' system of ablation catheters and RF generator into the U.S. market. For purposes of valuing the acquired IPR&D, the Company estimated total costs to complete of approximately $3 million. The establishment of goodwill was primarily due to the expected revenue growth that is attributable to increased market penetration from future products and customers. The goodwill is not deductible for tax purposes.

The Company has accounted for the acquisition of Ablation Frontiers as a business combination. The purchase price has been allocated as follows:

(in millions)
Current assets	$7
Property, plant, and equipment	1
IPR&D	97
Other intangible assets	63
Goodwill	107
Total assets acquired	275

Current liabilities	19
Long-term deferred tax liabilities	21
Total liabilities assumed	40
Net assets acquired	$235

CryoCath Technologies Inc.

In November 2008, the Company acquired all of the outstanding stock of CryoCath Technologies Inc. (CryoCath). Under the terms of the agreement announced in September 2008, CryoCath shareholders received $8.75 Canadian dollars per share in cash for each share of CryoCath common stock that they owned. Total consideration for the transaction, net of cash acquired, was approximately $352 million U.S. dollars including the purchase of outstanding CryoCath common stock, the assumption and settlement of existing CryoCath debt, and payment of direct acquisition costs. CryoCath develops cryotherapy products to treat cardiac arrhythmias. CryoCath's Arctic Front product is a minimally invasive cryo-balloon catheter designed specifically to treat atrial fibrillation and is currently approved in certain markets outside the U.S. In addition, the Arctic Front system was approved in the U.S. in the third quarter of fiscal year 2011.

In connection with the acquisition of CryoCath, the Company acquired $57 million of technology-based intangible assets with an estimated useful life of 11 years. Also as part of the acquisition, the Company recorded $72 million and $184 million of IPR&D and goodwill, respectively. The IPR&D was expensed on the date of acquisition and primarily relates to the future launch of Arctic Front into the U.S. market. For purposes of valuing the acquired IPR&D, the Company estimated total costs to complete of approximately $3 million. The establishment of goodwill was primarily due to the expected revenue growth that is attributable to increased market penetration from future products and customers. The goodwill is not deductible for tax purposes.

The Company has accounted for the acquisition of CryoCath as a business combination. The purchase price has been allocated as follows:

(in millions)
Current assets	$24
Property, plant, and equipment	2
IPR&D	72
Other intangible assets	57
Goodwill	184
Long-term deferred tax assets	61
Total assets acquired	400

Current liabilities	30
Long-term deferred tax liabilities	15
Total liabilities assumed	45
Net assets acquired	$355

Restore Medical, Inc.

In July 2008, the Company acquired Restore Medical, Inc. (Restore). Restore's Pillar Palatal Implant System provides the Company with a minimally invasive, implantable medical device used to treat the soft palate component of sleep breathing disorders, including mild to moderate obstructive sleep apnea and snoring. The Company accounted for the acquisition as a business combination. Restore shareholders received $1.60 per share in cash for each share of Restore common stock that they owned. Total consideration for the transaction, net of cash acquired, was approximately $29 million. In connection with the acquisition of Restore, the Company acquired $17 million of technology-based intangible assets with an estimated useful life of 10 years, $8 million of net tangible assets, and $5 million of goodwill. The goodwill is not deductible for tax purposes.

Other Acquisitions and Acquisition-Related Items

In February 2009, the Company recorded an IPR&D charge of $307 million related to the asset acquisition of privately-held Ventor Technologies Ltd. (Ventor), a development stage company focused on transcatheter heart valve technologies for the treatment of aortic valve disease. This acquisition adds two technologies to the Company's transcatheter valve portfolio: a minimally invasive, surgical transapical technology and a next generation percutaneous, transfemoral technology. Total consideration for the transaction, net of cash acquired, was approximately $308 million. Of the $308 million, $307 million was expensed as IPR&D since technological feasibility of the underlying project had not yet been reached and such technology has no future alternative use and $1 million related to other net assets acquired. These amounts were recorded within acquisition-related items in the consolidated statement of earnings.

During the second and fourth quarters of fiscal year 2009, the Company recorded IPR&D charges of $22 million related to the purchase of certain intellectual property for use in the Spinal and Diabetes businesses. These payments were expensed as IPR&D since technological feasibility of the underlying products had not yet been reached and such technology has no future alternative use. These amounts were recorded within acquisition-related items in the consolidated statements of earnings.

Contingent Consideration

Certain of the Company's business combinations or purchases of intellectual property involve the potential for the payment of future contingent consideration upon the achievement of certain product development milestones and/or various other favorable operating conditions. Payment of the additional consideration is generally contingent on the acquired company reaching certain performance milestones, including attaining specified revenue levels, achieving product development targets, or obtaining regulatory approvals. As a result of the Company adopting new authoritative guidance in fiscal year 2010 related to business combinations, contingent consideration is recorded at the acquisition date estimated fair value of the contingent milestone payments for all acquisitions subsequent to April 24, 2009. The fair value of the contingent milestone consideration is remeasured at the estimated fair value at each reporting period with the change in fair value recognized as income or expense within acquisition-related items in the consolidated statements of earnings. The Company measures the initial liability and remeasures the liability on a recurring basis using Level 3 inputs as defined under authoritative guidance for fair value measurements. See Note 6 for further information regarding fair value measurements.

During the third quarter of fiscal year 2011, the Company decreased the undiscounted future contingent consideration by $81 million to reflect the achievement and subsequent payment of a revenue milestone to the former shareholders of CoreValve in accordance with the fiscal year 2009 acquisition agreement. At April 29, 2011, the estimated maximum potential amount of undiscounted future contingent consideration that the Company is expected to make associated with all completed business combinations or purchases of intellectual property prior to April 24, 2009 was approximately $240 million. The milestones associated with the contingent consideration must be reached in future periods ranging from fiscal years 2012 to 2016 in order for the consideration to be paid.

The fair value of contingent milestone payments associated with acquisitions subsequent to April 24, 2009 was remeasured as of April 29, 2011 and April 30, 2010 at $335 million and $118 million, respectively. As of April 29, 2011, $269 million was reflected in other long-term liabilities and $66 million was reflected in other accrued expenses in the consolidated balance sheet. As of April 30, 2010, $118 million was reflected in other long-term liabilities. The following table provides a reconciliation of the beginning and ending balances of contingent milestone payments associated with acquisitions subsequent to April 24, 2009 measured at fair value that used significant unobservable inputs (Level 3):

	Fiscal Year
(in millions)	2011	2010
Beginning Balance	$118	$-
Purchase price contingent consideration	203	118
Change in fair value of contingent consideration	14	-
Ending Balance	$335	$118